Shareholder Report, Holdings (Details) - C000226900 [Member]	Mar. 31, 2026
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Canadian Natural Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CF Industries Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Merck & Co, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%